Schedule of Components of Income Tax Expense (Details) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense
(Loss)/Net Profit before Tax	$ (581,539)	$ 41,185	$ (1,548,204)	$ 2,422,104	$ (20,917,260)	$ 1,954,848
Tax					25.00%	25.00%
Income tax benefit computed at the statutory tax rate					$ (5,229,315)	$ 488,712
Tax offset of Research & Development incentive						115,960
Tax adjustment of transaction cost to be amortized over the time					(5,584,202)
Recoupment of prior year tax losses not previously brought to account					41,466	262,874
Income tax expense	$ 49,094		$ 49,094		$ 313,421	$ 109,878